Condensed consolidated financial information related to guaranteed debt securities - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Property, plant, equipment and intangible assets	$ 72,258	$ 68,799
Equity accounted investments	2,551	2,245	$ 824
Other non-current assets	9,102	8,090
Non-current receivables from subsidiaries	0	0
Total non-current assets	83,911	79,133	81,588
Current receivables from subsidiaries	0	0
Other current assets	21,430	19,769
Cash and cash equivalents	4,390	5,090	8,613	$ 11,085
Total current assets	25,820	24,859
Assets classified as held for sale	1,369	537
Total assets	111,100	104,530
EQUITY AND LIABILITIES
Total equity	39,885	35,099	40,307	51,282
Non-current liabilities to subsidiaries	0	0
Other non-current liabilities	52,197	52,633
Total non-current liabilities	52,198	52,633
Other current liabilities	19,017	16,744
Current liabilities to subsidiaries	0	0
Total current liabilities	19,017	16,744
Liabilities directly associated with the assets classified as held for sale	0	(54)
Total liabilities	71,214	69,431
Total equity and liabilities	111,100	104,530
Statoil ASA [member]
ASSETS
Property, plant, equipment and intangible assets	541	576
Equity accounted investments	42,625	40,294
Other non-current assets	3,851	3,212
Non-current receivables from subsidiaries	25,896	23,644
Total non-current assets	72,914	67,725
Current receivables from subsidiaries	2,448	4,305
Other current assets	16,165	14,716
Cash and cash equivalents	3,759	4,274	7,471	9,625
Total current assets	22,372	23,295
Assets classified as held for sale	0	0
Total assets	95,286	91,021
EQUITY AND LIABILITIES
Total equity	39,861	35,072
Non-current liabilities to subsidiaries	19	17
Other non-current liabilities	29,070	33,065
Total non-current liabilities	29,090	33,082
Other current liabilities	9,242	7,757
Current liabilities to subsidiaries	17,094	15,109
Total current liabilities	26,335	22,866
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	55,425	55,948
Total equity and liabilities	95,286	91,021
Statoil Petroleum AS [member]
ASSETS
Property, plant, equipment and intangible assets	32,956	29,944
Equity accounted investments	21,593	18,089
Other non-current assets	346	945
Non-current receivables from subsidiaries	0	0
Total non-current assets	54,895	48,979
Current receivables from subsidiaries	2,615	2,141
Other current assets	923	924
Cash and cash equivalents	27	46	87	78
Total current assets	3,566	3,111
Assets classified as held for sale	0	0
Total assets	58,460	52,089
EQUITY AND LIABILITIES
Total equity	20,813	17,974
Non-current liabilities to subsidiaries	14,682	12,848
Other non-current liabilities	16,145	13,812
Total non-current liabilities	30,827	26,660
Other current liabilities	5,879	4,419
Current liabilities to subsidiaries	941	3,037
Total current liabilities	6,821	7,456
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	37,648	34,116
Total equity and liabilities	58,460	52,089
Non-guarantor subsidiaries [Member]
ASSETS
Property, plant, equipment and intangible assets	38,786	38,310
Equity accounted investments	1,311	1,013
Other non-current assets	4,989	3,933
Non-current receivables from subsidiaries	22	26
Total non-current assets	45,107	43,281
Current receivables from subsidiaries	14,215	12,879
Other current assets	5,582	4,769
Cash and cash equivalents	603	770	1,056	1,382
Total current assets	20,400	18,418
Assets classified as held for sale	1,369	537
Total assets	66,876	62,236
EQUITY AND LIABILITIES
Total equity	42,634	39,510
Non-current liabilities to subsidiaries	11,263	10,806
Other non-current liabilities	7,104	5,953
Total non-current liabilities	18,367	16,759
Other current liabilities	4,632	4,735
Current liabilities to subsidiaries	1,243	1,179
Total current liabilities	5,874	5,913
Liabilities directly associated with the assets classified as held for sale	0	(54)
Total liabilities	24,242	22,727
Total equity and liabilities	66,876	62,236
Consodolidation Adjustments [Member]
ASSETS
Property, plant, equipment and intangible assets	(25)	(31)
Equity accounted investments	(62,978)	(57,151)
Other non-current assets	(84)	0
Non-current receivables from subsidiaries	(25,918)	(23,670)
Total non-current assets	(89,005)	(80,852)
Current receivables from subsidiaries	(19,278)	(19,325)
Other current assets	(1,240)	(639)
Cash and cash equivalents	0	0	$ 0	$ 0
Total current assets	(20,517)	(19,964)
Assets classified as held for sale	0	0
Total assets	(109,523)	(100,816)
EQUITY AND LIABILITIES
Total equity	(63,422)	(57,457)
Non-current liabilities to subsidiaries	(25,964)	(23,670)
Other non-current liabilities	(122)	(198)
Total non-current liabilities	(26,086)	(23,868)
Other current liabilities	(736)	(166)
Current liabilities to subsidiaries	(19,278)	(19,325)
Total current liabilities	(20,014)	(19,492)
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	(46,100)	(43,359)
Total equity and liabilities	$ (109,523)	$ (100,816)